SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
SCHEDULE IV - Reinsurance
SCHEDULE IV — REINSURANCE
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Year Ended:	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
December 31, 2017
Premiums earned:
Property and liability insurance	$26,425.7	$695.8	$0	$25,729.9	0%
December 31, 2016
Premiums earned:
Property and liability insurance	$23,111.2	$637.2	$0	$22,474.0	0%
December 31, 2015
Premiums earned:
Property and liability insurance	$20,454.1	$555.0	$0	$19,899.1	0%